Contingencies (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Balance at December 31, 2013	$ 0
Expenses	1,500,000
Payments	(200,000)
Balance at December 31, 2014	$ 1,300,000